Above Market Acquired Charters	12 Months Ended
Dec. 31, 2012
Above Market Acquired Charters (Abstract)
Above market acquired charters
6.	Above market acquired charters

In December 22, 2012 the Partnership acquired the shares of Agamemnon and Archimidis, from CMTC with outstanding time charters to Maersk terminating in July, 2015 and October 2015, respectively, which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $2,250 each, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In June 2011 the Partnership acquired the shares of Patroklos, the vessel-owning company of M/V Cape Agamemnon from CMTC with an outstanding time charter to COSCO Bulk terminating in June, 2020, which was above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $48,551, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In August 16, 2010 the Partnership acquired the shares of Canvey Shipmanagement Co., the vessel-owning company of the M/T Assos (renamed Insurgentes) with an outstanding bare-boat charter, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above the market acquired bare-boat charter was estimated by the Partnership at $9,000, and was recorded as an asset in the consolidated balance sheet as of the acquisition date.
For the years ended December 31, 2012, 2011 and 2010 revenues included a reduction of $7,904, $5,489 and $938 as amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
Carrying amount as at January 1, 2011	$—	$8,062	$—	$—	$8,062
Acquisitions	48,551	—	—	—	48,551
Amortization	(3,008)	(2,481)	—	—	(5,489)
Carrying amount as at December 31, 2011	$45,543	$5,581	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$47,720

As of December 31, 2012 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $47,720 and will be amortized in future years as follows:

Year ended December 31,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
2013	5,357	2,481	863	797	9,498
2014	5,357	612	863	797	7,629
2015	5,357	—	501	635	6,493
2016	5,372	—	—	—	5,372
2017	5,357	—	—	—	5,357
Thereafter	13,371	—	—	—	13,371
Total	40,171	3,093	2,227	2,229	47,720